As filed with the Securities and Exchange Commission on February 26, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end:  March 31, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.0%
11,482	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	11,473

Total Asset Backed Obligations (Cost $11,482)					11,473

Collateralized Loan Obligations - 1.1%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	8.92%	^	10/20/2030	947,912
500,000	Barings Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.00%)	8.44%	^	07/18/2029	464,474
750,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	8.22%	^	07/20/2029	687,124
500,000	Cook Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.40%)	7.85%	^	04/17/2030	445,610
500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.59%	^¥	01/15/2031	433,988
500,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	7.39%	^	04/15/2031	430,567
500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.77%	^	01/20/2031	438,658
250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.95%	^	01/27/2026	238,298
500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	7.84%	^	01/15/2028	463,834
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	9.59%	^	07/15/2029	987,334
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	9.21%	^	11/14/2026	499,248
500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.72%	^	01/15/2030	437,555
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	9.12%	^	07/20/2029	500,658
500,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	7.97%	^	07/20/2030	446,751
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	01/15/2031	899,599
1,000,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	7.99%	^	10/15/2027	976,258

Total Collateralized Loan Obligations (Cost $9,949,031)					9,297,868

Non-Agency Commercial Mortgage Backed Obligations - 2.6%
530,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^¥	05/15/2035	479,871
500,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.51%	^	12/15/2036	491,055
500,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.86%	^	06/15/2035	498,043
282,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.21%	^	08/15/2027	281,759
455,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^¥	07/15/2037	452,803
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^¥	06/05/2030	199,398
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	458,339
755,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.41%	^	03/15/2037	737,665
629,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	10/15/2032	630,250
179,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.43%	^	05/15/2035	176,097
155,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.88%	^¥	05/15/2035	152,726
107,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.38%	^¥	05/15/2035	105,546
655,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.05%	^¥	04/15/2035	643,371
694,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.35%	#^	10/15/2034	695,390
679,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.46%	^	11/15/2036	670,918
362,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.20%	^¥	11/15/2036	362,526
445,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^¥	02/10/2048	401,886
400,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	316,117
253,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/11/2032	251,672
253,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.90%	^¥	06/11/2032	252,150
40,802	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	41,023
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^¥Þ	10/15/2045	118,602
411,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^¥Þ	10/15/2045	57,828
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	253,893
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.24%	#^	02/10/2035	489,994
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	455,242
499,000	CSMC Trust, Series 2017-PFHP-G (1 Month LIBOR USD + 6.15%, 6.15% Floor)	8.61%	^¥	12/15/2030	499,527
500,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.91%	^¥	06/15/2033	490,597
192,154	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.40%	^¥	07/25/2023	200,210
347,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	341,818
144,752	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	144,618
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.46%	^¥	06/15/2035	489,456
107,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	107,818
531,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	527,428
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	200,292
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.98%	^	07/05/2033	349,927
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	356,216
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	342,991
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	455,494
911	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.79%	#	06/12/2050	910
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	247,991
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	336,265
699,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^¥	02/15/2048	584,058
501,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.41%	^	11/15/2034	493,703
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.06%	^¥	11/15/2034	547,827
225,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	222,155
225,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^¥	07/15/2035	222,162
437,984	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.56%	^	11/11/2034	431,648
103,946	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	103,607
2,942,278	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	2,957,668
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^¥	02/15/2048	432,387

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $21,221,963)					20,760,937

Non-Agency Residential Collateralized Mortgage Obligations - 90.8%
6,737,334	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	6,680,474
3,812,584	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	3,259,576
6,688,256	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	5,940,654
6,075,476	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	3.06%		01/25/2036	4,844,139
6,075,476	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.44%	I/FI/O	01/25/2036	628,260
9,745,387	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	7,590,324
2,013,775	Alternative Loan Trust, Series 2007-HY3-1A1 (12 Month LIBOR USD + 1.70%, 1.70% Floor)	3.58%		03/25/2047	1,746,946
8,230,406	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.69%		06/25/2047	6,950,107
7,665,856	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 3.50% Floor)	7.71%		01/15/2033	7,302,180
5,284,130	Banc of America Alternative Loan Trust, Series 2004-12-2CB1	6.00%		01/25/2035	5,178,602
3,139,068	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	3,040,828
1,826,933	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	ß	01/25/2037	1,719,396
2,839,031	Banc of America Mortgage Trust, Series 2006-3-1A10	6.00%		10/25/2036	2,704,528
5,446,956	BCAP LLC Trust, Series 2011-RR4-4A8	6.00%	#^	08/26/2037	5,324,773
5,715,289	BCAP LLC Trust, Series 2011-RR4-5A8	6.00%	#^	08/26/2037	5,587,087
20,530,780	BCAP LLC Trust, Series 2012-RR4-6A2	4.24%	#^	11/26/2035	16,228,192
11,881,600	BCAP LLC Trust, Series 2013-RR2-6A2	4.05%	#^	06/26/2037	11,754,214
6,114,652	Bear Stearns ARM Trust, Series 2006-2-2A1	4.03%	#	07/25/2036	5,548,538
5,207,182	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	4.30%	#	01/25/2036	4,837,354
3,264,226	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	4.01%	#	07/25/2036	3,154,483
4,180,546	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	3,540,906
14,367,715	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%		10/25/2036	15,579,666
1,977,345	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.74%		04/25/2036	2,442,505
10,998,000	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	2.65%		12/25/2036	10,010,474
2,748,508	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,108,800
5,405,605	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,779,028
469,598	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	357,772
3,701,332	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.14%	I/FI/O	09/25/2036	612,823
3,701,332	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	3.11%		09/25/2036	2,141,439
9,450,090	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	7,628,756
6,593,206	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.45%	#	03/25/2037	6,085,714
4,000,000	CIM Trust, Series 2016-1RR-B2	8.02%	#^Þ	07/26/2055	4,004,904
3,000,000	CIM Trust, Series 2016-2RR-B2	7.40%	#^Þ	02/25/2056	3,045,614
3,000,000	CIM Trust, Series 2016-3RR-B2	7.54%	#^Þ	02/27/2056	3,037,680
2,484,372	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	2,387,386
1,672,665	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,656,561
1,007,914	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.88%	#	08/25/2047	905,434
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.51%		07/25/2037	8,112,852
2,280,280	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.79%	#^Þ	04/25/2036	1,896,501
8,206,600	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.11%		05/25/2036	7,362,131
9,037,436	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	05/25/2036	813,150
14,642,707	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	3.01%		05/25/2037	12,164,556
14,642,707	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.09%	I/FI/O	05/25/2037	1,608,370
4,113,192	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	3,977,314
2,803,080	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	2,710,480
4,243,043	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	3,968,049
859,694	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	894,141
1,723,946	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	1,367,673
1,501,355	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,315,745
2,264,805	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,121,446
4,469,389	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	4,225,267
340,624	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	345,899
1,796,081	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,431,839
4,073,338	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	3,462,800
1,554,928	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,300,127
4,582,200	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	3,681,931
2,869,346	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,999,101
1,468,815	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,111,164
1,964,066	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,641,508
5,408,643	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	4,520,381
1,556,924	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,300,185
1,246,063	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,018,955
388,050	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	378,192
27,428,217	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%		06/25/2047	25,504,737
158,043	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	128,156
913,088	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	718,358
2,135,867	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	1,763,172
3,196,505	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	2,612,801
10,711,218	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	9,587,499
739,587	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	572,108
521,851	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	393,562
1,969,517	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,864,963
1,034,318	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	546,775
1,126,292	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	920,948
1,242,728	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,139,640
4,896,912	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	4,105,912
1,864,356	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	1,991,437
5,334,354	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	4,549,083
3,031,446	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	4.71%	#^	09/26/2036	3,007,299
1,145,643	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	1,018,976
456,704	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	423,828
1,101,426	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	905,311
2,866,014	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	2,120,872
3,094,892	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	2,366,972
252,351	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	205,309
1,936,893	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	1,475,822
7,577,012	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	3.56%		10/25/2045	6,558,790
511,865	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	404,343
2,810,626	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	10/25/2036	424,911
2,810,626	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		10/25/2036	1,825,502
1,831,792	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	1,613,391
3,645,245	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	3,163,987
12,284,598	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.68%		02/19/2046	11,083,270
13,890,656	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.69%		07/19/2047	13,460,334
7,127,233	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.51%		10/25/2037	6,628,921
2,391,634	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,467,903
1,072,339	Impac Secured Assets Trust, Series 2006-5-1A1B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.71%		02/25/2037	972,820
5,944,330	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.95%	#	06/25/2037	4,809,897
6,617,064	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	6,096,386
3,812,070	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	3,091,619
549,420	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	431,653
3,494,928	JP Morgan Mortgage Trust, Series 2006-A5-3A2	3.96%	#	08/25/2036	3,306,500
2,973,761	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	2,236,636
4,087,495	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	4,088,282
1,542,056	Lavender Trust, Series 2010-R11A-A4	6.13%	#^	10/26/2036	1,179,520
3,345,606	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.68%		08/25/2046	2,938,552
24,675,459	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 0.55%, 0.55% Floor)	3.06%		07/25/2047	24,269,138
1,132,246	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%	Δ	09/25/2034	1,117,018
5,141,196	MASTR Asset Backed Securities Trust, Series 2004-WMC1-M1 (1 Month LIBOR USD + 0.78%, 0.52% Floor)	3.29%		02/25/2034	5,116,640
2,012,943	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,505,470
1,564,356	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,128,991
27,265,617	Morgan Stanley Capital Trust, Series 2006-HE3-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.76%		04/25/2036	25,506,401
8,493,825	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	7,685,059
1,184,067	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	937,276
9,052,638	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.69%		05/25/2036	8,488,573
8,419,039	New Residential Mortgage LLC, Series 2018-FNT1-B	3.91%	^	05/25/2023	8,464,362
4,045,547	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,041,604
1,427,715	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,271,929
2,259,003	Nomura Asset Acceptance Corporation, Series 2007-2-A1B	6.02%	#	06/25/2037	2,003,688
5,076,203	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1	4.37%	^	01/25/2023	5,050,250
10,507,715	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.78%		07/25/2036	6,296,947
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.86%	^	04/25/2023	11,015,147
10,063,018	Popular Mortgage Trust, Series 2005-1-M2	5.51%	ß	05/25/2035	9,636,940
662,635	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	601,043
6,403,024	Pretium Mortgage Credit Partners LLC, Series 2018-NPL1-A1	3.38%	^§	01/27/2033	6,360,109
9,140,589	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	9,103,480
1,182,849	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,152,626
3,033,741	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	2,890,692
2,205,284	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,041,032
3,344,397	Residential Accredit Loans, Inc., Series 2005-QS9-A6	5.50%		06/25/2035	3,287,464
3,843,179	Residential Accredit Loans, Inc., Series 2006-QA1-A11	4.21%	#	01/25/2036	3,332,692
587,472	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	425,872
3,744,382	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	2.71%		09/25/2036	3,018,586
3,744,382	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	4.99%	±I/FI/O	09/25/2036	682,218
4,938,086	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	4,536,872
1,665,342	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,509,779
4,314,535	Residential Accredit Loans, Inc., Series 2007-QA5-3A1	6.04%	#	09/25/2037	3,889,470
1,287,428	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,117,271
9,870,921	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	2.94%	I/FI/O	01/25/2037	986,018
9,870,921	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	3.06%		01/25/2037	7,757,937
803,809	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	715,479
2,240,041	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.76%		04/25/2037	2,217,916
4,717,367	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,034,708
1,673,525	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,463,869
119,714	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	113,747
1,081,500	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.96%	#	08/25/2036	1,013,520
17,970,251	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.78%		03/25/2036	16,585,607
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.97%		12/25/2035	7,351,349
4,944,374	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	4.06%	#	08/25/2035	4,391,918
5,171,293	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.56%	#	12/25/2035	4,919,335
4,325,255	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-10-3AF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	2.91%		11/25/2036	3,783,848
2,291,686	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	4.16%	#	10/25/2037	2,059,694
5,533,126	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	2.69%		07/25/2046	5,123,277
6,318,338	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.70%		07/25/2046	4,984,468
11,857,350	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.72%		08/25/2036	10,958,662
5,368,157	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2 (1 Month LIBOR USD + 0.21%, 0.21% Floor, 11.50% Cap)	2.72%		10/25/2036	5,150,778
10,909,271	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.70%		09/25/2047	10,481,310
21,186,807	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%	^	03/25/2037	18,842,525
9,437,544	Structured Asset Securities Trust, Series 2005-17-5A1	5.50%		10/25/2035	7,285,200
481,587	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	4.28%	#	09/25/2037	481,249
3,358,692	Verus Securitization Trust, Series 2018-INV1-A2	3.85%	#^	03/25/2058	3,366,861
5,247,957	Verus Securitization Trust, Series 2018-INV1-A3	4.05%	#^	03/25/2058	5,266,837
4,202,653	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	4,192,774
1,998,758	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,815,041
4,442,989	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	3,626,343
13,738,164	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.12%		09/25/2046	12,452,936
3,271,320	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,807,721
316,182	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	312,508
3,703,758	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	3,660,672
971,631	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	896,576
1,861,327	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.21%	#	04/25/2036	1,817,205
6,391,154	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	6,229,710
479,113	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	476,551
913,315	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	897,222
8,600,837	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	8,510,628

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $765,962,698)					739,299,269

Short Term Investments - 5.8%
15,716,397	First American Government Obligations Fund - Class X	2.30%	◆		15,716,397
15,716,397	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		15,716,397
15,716,397	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		15,716,397

Total Short Term Investments (Cost $47,149,191)					47,149,191

Total Investments - 100.3% (Cost $844,294,365)					816,518,738
Liabilities in Excess of Other Assets - (0.3)%					(2,218,495)

NET ASSETS - 100.0%					$814,300,243

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $176,274,922 or 21.6% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2018.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

¥	Illiquid security

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	90.8%
Short Term Investments	5.8%
Non-Agency Commercial Mortgage Backed Obligations	2.6%
Collateralized Loan Obligations	1.1%
Asset Backed Obligations	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20181:

Category
Investments in Securities
Level 1
Money Market Funds	$47,149,191

Total Level 1	47,149,191
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	725,323,133
Non-Agency Commercial Mortgage Backed Obligations	20,584,507
Collateralized Loan Obligations	9,297,868
Asset Backed Obligations	11,473

Total Level 2	755,216,981
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	13,976,136
Non-Agency Commercial Mortgage Backed Obligations	176,430

Total Level 3	14,152,566

Total	$816,518,738

See the Schedule of Investments for further disaggregation of investment categories.

1There were no transfers into or out of Level 1 during the period ended December 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$14,152,928	$66,197	$254,381	$201,645	$-	$(699,015)	$-	$-	$13,976,136	$254,643
Non-Agency Commercial Mortgage Backed Obligations	140,081	-	(90,410)	8,157	-	-	118,602	-	176,430	(90,410)

Total	$14,293,009	$66,197	$163,971	$209,802	$-	$(699,015)	$118,602	$-	$14,152,566	$164,233

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2018 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$13,976,136	Market Comparables	Market Quotes	$83.17 - $106.82 ($99.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$176,430	Market Comparables	Yields	25.06% - 77.69% (42.31%)	Increase in the yields would have resulted in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date 2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
Ronald R. Redell, President

Date 2/26/2019

By (Signature and Title) /s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 2/26/2019